Income Taxes (Tables)	12 Months Ended
Sep. 30, 2015
Metu Brands, Inc [Member]
Schedule of deferred tax assets and liabilities

Components of deferred tax assets and (liabilities) are as follows:

	2015	2014
Net operating loss carry forwards valuation available	$85,516	$23,235
Valuation Allowances	(29,075)	(3,485)
Deferred Tax Asset	29,075	3,485
Net Deferred Tax Asset	$-0-	$-0-